Investments, Debt Securities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Marketable Debt Securities

	December 31,
	2024				2023
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair Value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair Value

Available-for-sale debt securities:
U.S. Treasury and other U.S. government agencies securities	$1,997	$—	$(9)	$1,988	$9,235	$—	$(148)	$9,087
Debt securities issued by other governments	—	—	—	—	6,993	—	(94)	6,899
Corporate debt securities	62,706	(*)	(362)	62,344	173,456	10	(2,864)	170,602
	64,703	—	(371)	64,332	189,684	10	(3,106)	186,588
Trading debt securities (**):
Debt securities issued by other governments				280,396				—

Total	$64,703	$—	$(371)	$344,728	$189,684	$10	$(3,106)	$186,588

Debt Securities, Available-for-sale, Unrealized Loss Position, Fair Value

	December 31, 2024
	Less than 12 months		12 months or greater		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

U.S. Treasury and other U.S. government agencies securities	$1,988	$(9)	$—	$—	$1,988	$(9)
Corporate debt securities	55,458	(181)	6,135	(181)	61,593	(362)

Total	$57,446	$(190)	$6,135	$(181)	$63,581	$(371)
NOTE 4:- MARKETABLE SECURITIES (Cont.)

	December 31, 2023
	Less than 12 months		12 months or greater		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

U.S. Treasury and other U.S. government agencies securities	$7,132	$(112)	$1,955	$(36)	$9,087	$(148)
Debt securities issued by other governments	6,899	(94)	—	—	6,899	(94)
Corporate debt securities	99,532	(1,405)	61,108	(1,399)	160,640	(2,803)

Total	$113,563	$(1,611)	$63,063	$(1,435)	$176,626	$(3,046)

Investments Classified by Contractual Maturity Date

	Amortized Cost	Fair Value

Due within one year	$58,386	$58,197
Due between one and five years	6,317	6,135

Total	$64,703	$64,332

Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months	$ 57,446	$ 113,563
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(190)	(1,611)
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer	6,135	63,063
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(181)	(1,435)
Debt Securities, Available-for-sale, Unrealized Loss Position	63,581	176,626
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	(371)	(3,046)
Amortized cost	64,703	189,684
Gross unrealized gains	0	10
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	371	3,106
Debt Securities, Available-for-Sale	64,332	186,588
Debt Securities, Available-for-Sale, Amortized Cost, Maturity, Allocated and Single Maturity Date, Year One	58,386
Debt Securities, Available-for-Sale, Amortized Cost, Maturity, Allocated and Single Maturity Date, after Year One Through Five	6,317
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, Year One	58,197
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, after Year One Through Five	6,135
US Treasury and Government
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months	1,988	7,132
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(9)	(112)
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer	0	1,955
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	(36)
Debt Securities, Available-for-sale, Unrealized Loss Position	1,988	9,087
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	(9)	(148)
Amortized cost	1,997	9,235
Gross unrealized gains	0	0
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	9	148
Debt Securities, Available-for-Sale	1,988	9,087
Debt Security, Government, Non-US [Member]
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months		6,899
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss		(94)
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer		0
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss		0
Debt Securities, Available-for-sale, Unrealized Loss Position		6,899
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss		(94)
Amortized cost	0	6,993
Gross unrealized gains	0	0
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	0	94
Debt Securities, Available-for-Sale	0	6,899
Debt Securities, Trading	280,396	0
Corporate Debt Securities
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months	55,458	99,532
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(181)	(1,405)
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer	6,135	61,108
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(181)	(1,399)
Debt Securities, Available-for-sale, Unrealized Loss Position	61,593	160,640
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	(362)	(2,803)
Amortized cost	62,706	173,456
Gross unrealized gains		10
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	362	2,864
Debt Securities, Available-for-Sale	$ 62,344	$ 170,602